Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Other Assets

Note 4 – Other Assets

The Company's other assets consist of the following:

	March 31, 2020	December 31, 2019
Investment in ESA	$1,138,631	$1,138,631
Investment in TV Azteca	5,000,000	3,500,000
	$6,138,631	$4,638,631

As of March 31, 2020, the Company owns a 25% non-voting membership interest in Esports Arena, LLC ("ESA") and ESA's wholly owned subsidiary. The investment is accounted for as a cost method investment since the Company does not have the ability to exercise significant influence over the operating and financial policies of ESA.

During January 2019, the Company contributed $1,238,631 to ESA, in order to fulfill the remainder of its funding commitment to ESA. The Company recognized an immediate impairment of $600,000 related to this funding.

The Company paid $3,500,000 to TV Azteca, S.A.B. DE C.V., a Grupo Salinas company ("TV Azteca") in August 2019, and on March 4, 2020 the Company paid an additional $1,500,000 to TV Azteca in connection with a Strategic Investment Agreement with TV Azteca in order to expand the Allied Esports brand into Mexico. See Note 9 – Commitments and Contingencies, Investment Agreements for additional details.

Note 6 – Other Assets

The Company's other assets consist of the following:

	December 31,
	2019	2018

Investment in ESA	$1,138,631	$500,000
Investment in TV Azteca	3,500,000	-
	$4,638,631	$500,000

As of December 31, 2019, the Company owns a 25% non-voting membership interest in Esports Arena, LLC ("ESA") and ESA's wholly owned subsidiary. The investment is accounted for as a cost method investment, since the Company does not have the ability to exercise significant influence over the operating and financial policies of ESA.

During January 2019, the Company contributed $1,238,631 to ESA, in order to fulfill the remainder of its funding commitment to ESA. The Company recognized an immediate impairment of $600,000 related to this funding.

During 2018, management estimated the fair value of ESA with the assistance of a third-party valuation advisor who weighted the estimated fair values determined using the asset approach and the market approach.  The income approach wasn't utilized due to the uncertainty associated with any financial projections that could have been prepared.  Under the asset approach, management assessed the fair value of the assets and liabilities using the ESA balance sheets as of each valuation date.  Under the market approach, management assessed the fair value of ESA by applying the observed market multiples for a group of comparable public companies, include revenue multiples of 3.7-4.5x and book value multiples of 0.6-1.3x, depending on the valuation date. Management wrote down the carrying value of the investment in ESA to its estimated fair value, recording an aggregate 2018 impairment charge of $9,683,158, which consisted of a $7,438,324 impairment loss at deconsolidation and an additional subsequent impairment loss of $2,244,834.

In August 2019, the Company paid $3,500,000 to TV Azteca, S.A.B. DE C.V., a Grupo Salinas company ("TV Azteca"), in connection with a Strategic Investment Agreement with TV Azteca in order to expand the Allied Esports brand into Mexico. See Note 15 – Commitments and Contingencies, Investment Agreements, for additional details.